Bank Borrowings	6 Months Ended
Jun. 30, 2018
Bank Borrowings
Bank Borrowings

12. Bank Borrowings

              Bank borrowings consisted of the following:

	June 30, 2018	December 31, 2017

	(in US$'000)
Current	—	29,987
Non-current	26,692	—

	26,692	29,987

              The weighted average interest rate for outstanding bank borrowings for the six months ended June 30, 2018 and the year ended December 31, 2017 was 2.33% per annum and 1.90% per annum respectively. In addition, the Group incurred guarantee fees of nil and US$320,000 for the six months ended June 30, 2018 and the year ended December 31, 2017 respectively, which was nil and 0.76% per annum respectively of the weighted average outstanding bank borrowings. The carrying amounts of the Group's bank borrowings are all denominated in HK$.

3-year term loan and 18-month revolving loan facilities

              In November 2017, the Group through its subsidiary, entered into facility agreements with a bank for the provision of unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The credit facilities include (i) a HK$210,000,000 (US$26,923,000) 3-year term loan facility and (ii) a HK$190,000,000 (US$24,359,000) 18-month revolving loan facility. The term loan bears interest at 1.50% over the Hong Kong Interbank Offered Rate ("HIBOR") per annum and an upfront fee of HK$1,575,000 (US$202,000). The revolving loan facility bears interest at 1.25% over HIBOR per annum. The term loan was drawn in May 2018 and is due in November 2020. Accordingly, the term loan is recorded under long-term bank borrowings as at June 30, 2018. As at June 30, 2018 and December 31, 2017, no amount has been drawn from the revolving loan facility. These credit facilities are guaranteed by the Company.

18-month term loan and revolving loan facilities

              In February 2017, the Group through its subsidiary, entered into two separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$546,000,000 (US$70,000,000). The first credit facility includes (i) a HK$156,000,000 (US$20,000,000) term loan facility and (ii) a HK$195,000,000 (US$25,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. The second credit facility includes (i) a HK$78,000,000 (US$10,000,000) term loan facility and (ii) a HK$117,000,000 (US$15,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. The term loans from the first and second credit facilities were repaid and terminated in May 2018. As at June 30, 2018 and December 31, 2017, no amount has been drawn from either of the revolving loan facilities which are guaranteed by the Company.

3-year revolving loan facility

              In November 2015, the Group through its subsidiary renewed a three year revolving loan facility with a bank in the aggregate amount of HK$234,000,000 (US$30,000,000) with an annual interest rate of 1.25% over HIBOR. This facility will expire in November 2018. In February 2017, HK$20,000,000 (US$2,564,000) was drawn from this facility and the amount was fully repaid in March 2017. As at June 30, 2018 and December 31, 2017, there were no amounts due under this loan.

              The Group's bank borrowings are repayable as from the dates indicated as follows:

	June 30, 2018	December 31, 2017

	(in US$'000)
Not later than 1 year	—	30,000
Between 1 to 2 years	—	—
Between 2 to 3 years	26,923	—

	26,923	30,000

              As at June 30, 2018 and December 31, 2017, the Group had unutilized bank borrowing facilities of HK$736,000,000 (US$94,359,000) and HK$946,000,000 (US$121,282,000) respectively.